INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Work in progress	¥ 85,035		¥ 40,836
Provision	(5,232)		(18,833)
Inventories	81,947	$ 11,912	23,226
Low value supplies [Member]
Inventory, Gross	2,063		925
Parent seeds [Member]
Inventory, Gross	¥ 81		¥ 298